Note 4 - Short-term Notes Payable (Details Textual) - USD ($)		2 Months Ended	3 Months Ended	12 Months Ended
	Aug. 31, 2015	May 31, 2015	Sep. 30, 2014	Dec. 31, 2015	Sep. 09, 2014
The 2014 Convertible Notes [Member]
Debt Instrument, Face Amount			$ 1,800,000
Debt Instrument Reduced Face Amount			1,600,000		$ 1,603,260
Proceeds from Convertible Debt			1,475,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights					2,851
Percentage Reduction to Debt Instrument Face Amount					11.00%
Percentage Reduction to Number of Warrants					11.00%
The 2014 Convertible Notes [Member] | SOK Partners LLC [Member]
Debt Instrument, Face Amount			122,196
Proceeds from Convertible Debt			$ 100,000
Class of Warrant or Right, Number of Securities Called by Warrants or Rights			5,431
The 2015 Convertible Notes [Member]
Debt Instrument, Face Amount		$ 275,000
Proceeds from Convertible Debt		$ 250,000
Class of Warrant or Right Issued During Period		0
The Convertible Notes [Member]
Debt Instrument, Redemption Price, Percentage				140.00%
Debt Instrument Redemption Principal Amount	$ 933,074
Debt Instrument Redemption Premium Percentage	40.00%
Debt Instrument Redemption Price	$ 1,548,792
Debt Instrument Redemption Amount Paid to Affiliates	$ 167,031
Short-term Debt				$ 0